Shareholder Report, Holdings (Details)	Jun. 30, 2024
Guggenheim Multi-Hedge Strategies Fund - Class A | Custom Basket Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	80.80%
Guggenheim Multi-Hedge Strategies Fund - Class A | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	65.80%
Guggenheim Multi-Hedge Strategies Fund - Class A | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Guggenheim Multi-Hedge Strategies Fund - Class A | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Multi-Hedge Strategies Fund - Class A | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guggenheim Multi-Hedge Strategies Fund - Class A | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Multi-Hedge Strategies Fund - Class A | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Multi-Hedge Strategies Fund - Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Multi-Hedge Strategies Fund - Class A | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Multi-Hedge Strategies Fund - Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Multi-Hedge Strategies Fund - Class A | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class A | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(49.40%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(58.30%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(67.30%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(82.90%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim Multi-Hedge Strategies Fund - Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund - Class A | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Olink Holding AB ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class A | Capri Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class A | National Western Life Group, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Multi-Hedge Strategies Fund - Class A | Catalent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class A | Hibbett, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class A | Cerevel Therapeutics Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class A | Encore Wire Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Guggenheim Multi-Hedge Strategies Fund - Class C | Custom Basket Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	80.80%
Guggenheim Multi-Hedge Strategies Fund - Class C | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	65.80%
Guggenheim Multi-Hedge Strategies Fund - Class C | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Guggenheim Multi-Hedge Strategies Fund - Class C | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Multi-Hedge Strategies Fund - Class C | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guggenheim Multi-Hedge Strategies Fund - Class C | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Multi-Hedge Strategies Fund - Class C | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Multi-Hedge Strategies Fund - Class C | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Multi-Hedge Strategies Fund - Class C | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Multi-Hedge Strategies Fund - Class C | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Multi-Hedge Strategies Fund - Class C | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class C | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(49.40%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(58.30%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(67.30%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(82.90%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim Multi-Hedge Strategies Fund - Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund - Class C | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Olink Holding AB ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class C | Capri Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class C | National Western Life Group, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Multi-Hedge Strategies Fund - Class C | Catalent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class C | Hibbett, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class C | Cerevel Therapeutics Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class C | Encore Wire Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Guggenheim Multi-Hedge Strategies Fund - Class P | Custom Basket Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	80.80%
Guggenheim Multi-Hedge Strategies Fund - Class P | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	65.80%
Guggenheim Multi-Hedge Strategies Fund - Class P | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Guggenheim Multi-Hedge Strategies Fund - Class P | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Multi-Hedge Strategies Fund - Class P | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guggenheim Multi-Hedge Strategies Fund - Class P | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Multi-Hedge Strategies Fund - Class P | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Multi-Hedge Strategies Fund - Class P | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Multi-Hedge Strategies Fund - Class P | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Multi-Hedge Strategies Fund - Class P | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Multi-Hedge Strategies Fund - Class P | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class P | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(49.40%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(58.30%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(67.30%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(82.90%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim Multi-Hedge Strategies Fund - Class P | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund - Class P | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Olink Holding AB ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class P | Capri Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class P | National Western Life Group, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Multi-Hedge Strategies Fund - Class P | Catalent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class P | Hibbett, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class P | Cerevel Therapeutics Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class P | Encore Wire Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Custom Basket Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	80.80%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	65.80%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(49.40%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(58.30%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(67.30%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(82.90%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Olink Holding AB ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Capri Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | National Western Life Group, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Catalent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Hibbett, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Cerevel Therapeutics Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Encore Wire Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Commodities Strategy Fund - Class A | Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Commodities Strategy Fund - Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Commodities Strategy Fund - Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Commodities Strategy Fund - Class A | Total
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Commodities Strategy Fund - Class C | Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Commodities Strategy Fund - Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Commodities Strategy Fund - Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Commodities Strategy Fund - Class C | Total
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Commodities Strategy Fund - Class H | Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Commodities Strategy Fund - Class H | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Commodities Strategy Fund - Class H | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Commodities Strategy Fund - Class H | Total
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Guggenheim Managed Futures Strategy Fund - Class A | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	104.30%
Guggenheim Managed Futures Strategy Fund - Class A | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Guggenheim Managed Futures Strategy Fund - Class A | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Guggenheim Managed Futures Strategy Fund - Class A | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Guggenheim Managed Futures Strategy Fund - Class A | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
Guggenheim Managed Futures Strategy Fund - Class A | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(67.00%)
Guggenheim Managed Futures Strategy Fund - Class A | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(72.80%)
Guggenheim Managed Futures Strategy Fund - Class A | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(182.30%)
Guggenheim Managed Futures Strategy Fund - Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Managed Futures Strategy Fund - Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Managed Futures Strategy Fund - Class A | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Managed Futures Strategy Fund - Class A | Total
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Guggenheim Managed Futures Strategy Fund - Class C | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	104.30%
Guggenheim Managed Futures Strategy Fund - Class C | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Guggenheim Managed Futures Strategy Fund - Class C | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Guggenheim Managed Futures Strategy Fund - Class C | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Guggenheim Managed Futures Strategy Fund - Class C | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
Guggenheim Managed Futures Strategy Fund - Class C | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(67.00%)
Guggenheim Managed Futures Strategy Fund - Class C | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(72.80%)
Guggenheim Managed Futures Strategy Fund - Class C | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(182.30%)
Guggenheim Managed Futures Strategy Fund - Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Managed Futures Strategy Fund - Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Managed Futures Strategy Fund - Class C | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Managed Futures Strategy Fund - Class C | Total
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Guggenheim Managed Futures Strategy Fund - Class P | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	104.30%
Guggenheim Managed Futures Strategy Fund - Class P | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Guggenheim Managed Futures Strategy Fund - Class P | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Guggenheim Managed Futures Strategy Fund - Class P | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Guggenheim Managed Futures Strategy Fund - Class P | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
Guggenheim Managed Futures Strategy Fund - Class P | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(67.00%)
Guggenheim Managed Futures Strategy Fund - Class P | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(72.80%)
Guggenheim Managed Futures Strategy Fund - Class P | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(182.30%)
Guggenheim Managed Futures Strategy Fund - Class P | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Managed Futures Strategy Fund - Class P | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Managed Futures Strategy Fund - Class P | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Managed Futures Strategy Fund - Class P | Total
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	104.30%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
Guggenheim Managed Futures Strategy Fund - Institutional Class | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(67.00%)
Guggenheim Managed Futures Strategy Fund - Institutional Class | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(72.80%)
Guggenheim Managed Futures Strategy Fund - Institutional Class | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(182.30%)
Guggenheim Managed Futures Strategy Fund - Institutional Class | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Total
Holdings [Line Items]
Percent of Net Asset Value	17.80%